Equity (Details) - USD ($)												1 Months Ended						12 Months Ended
	Oct. 29, 2020	Oct. 21, 2020	Jun. 08, 2020	May 07, 2020	Mar. 03, 2020	May 20, 2019	Apr. 18, 2019	Dec. 15, 2018	Nov. 27, 2018	Feb. 28, 2018	Jan. 10, 2018	Mar. 31, 2022	Feb. 28, 2022	Oct. 20, 2021	Jun. 15, 2021	May 31, 2020	Jan. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 27, 2022	Feb. 17, 2021	Feb. 10, 2021	Jan. 10, 2019
Equity (Details) [Line Items]
Repurchase of ordinary shares (in Shares)											966,136
Aggregate purchase price											$ 10,070,000
Purchase price per share (in Dollars per share)											$ 10,400
Purchase amount paid										$ 10,048,000
Cancelled ordinary shares (in Shares)						966,136
Settlement of arbitration related, description									the Secretariat of the International Court of Arbitration for the International Chamber of Commerce issued a final award to Samsung Electronics Co., Ltd. (“Samsung”) that constituted the final decision on the Group’s dispute with Samsung over a sales contract. The court order required the Group to pay to Samsung total payments of $4,650 including: i) $4,280 as the “Principal Amount”, plus (ii) accrued interest of $370 computed from March 31, 2019 on the outstanding balance of the Principal Amount at a simple interest rate of 9% per annum (together with the Principal Amount, collectively referred to as the “Settlement Payment”). On April 26, 2019, the Group entered into a settlement agreement with Samsung according to which, the Group shall pay the full and total amount of the Settlement Payment in equal monthly installments over a period of twenty-four months beginning on March 31, 2019. In addition, a total of 2,209,728 ordinary shares were issued to Samsung as escrow shares in the year 2019 as security for the payments. The Group recorded the fair value of the shares issued in an aggregate of $6,401 in additional paid-in capital, with a corresponding amount included in subscription receivable. Due to cash constraints, particularly due to the COVID-19 pandemic, the Group has not made monthly installments to Samsung since the fourth quarter of 2019, and Samsung has not pursued alternative means of repayment from the Group as of the filing of this annual report.
Ordinary shares issued (in Shares)															4,000,000							1,510,000		183,342
Total amount																			$ 150,000
Stock price (in Dollars per share)				$ 1.56
Gain on debt settlement				$ 484,000														$ (17,199,000)	26,000
Issuance value of ordinary shares																			1,988,000
General and administrative expense																			937,000
Financing expense																			182,000
Repay of principal amount																		111,000		$ 2,295,000
Purchase																		$ 18,000,000					$ 17,870,000
Sale of common shares (in Shares)																		163,351,694	59,943,310				22,730,000
Settlement of debt															$ 1,000,000			$ 16,580,000				$ 1,270,000
Debt																		19,140,000
Principal loan amount					$ 1,000,000
Interest rate					12.00%
Loan principal with shares (in Shares)															1,587,302
Loss on Debt settlement																		619,000
Loan principal payment															$ 1,000,000
Principal shares (in Shares)															1,587,302
Compensation for service future project shares (in Shares)															2,412,698
Debt discount																		15,097,000
Convertible notes																		$ 1,570,000
Converted ordinary shares (in Shares)																		23,940,336
Warrants shares (in Shares)																		2,054,688
Ordinary shares (in Shares)																		1,411,845
Shares issued (in Shares)														14,034,930
Captial amount																		$ 297,000
Private Placement Warrants [Member]
Equity (Details) [Line Items]
Warrants shares (in Shares)																		28,333,402
Subsequent Event [Member]
Equity (Details) [Line Items]
Total amount																					$ 1,250
Shares issued (in Shares)												31,779,686
Coming Technologies Limited [Member]
Equity (Details) [Line Items]
Total amount																$ 1,998,000
Amount payable for product																880,000
Amount of settlement																880,000
Purchase amount																	$ 937,000
Liable for total amount																937,000
Compensation settlement amount																$ 182,000
Value of share issued, percentage																10.00%
TianFu [Member]
Equity (Details) [Line Items]
Repayment amount																$ 658,000
Accounts payable																			$ 658,000
EPIC [Member]
Equity (Details) [Line Items]
Repayment amount																$ 222,000
Accounts payable																			$ 222,000
American West Pacific International Investment Corporation [Member]
Equity (Details) [Line Items]
Repay of principal amount			$ 400,000
Debts repayments with ordinary shares, description		the Court issued an agreed order for the settlement of the claim and approved the issuance of 527,081 common shares of the Company in exchange for the settlement. The shares issued on October 29, 2020 at the closing price of the Company stock of $0.961 per share. The Company recognized loss of $101 in loss on debt settlement during fiscal year 2020. Significantly affected by the pandemic during 2020 when business activities dropped over 70% from the prior year, operational cash flow was severely challenged and we could not payback this loan in cash.
Collateral restricted ordinary shares (in Shares)																		4,000,000
Collateral restricted ordinary shares, description					The Group has been offered a term loan for 6 months with interest at 12% per annum. According to the agreement, the Group issued 4,000,000 restricted ordinary shares to be held in escrow at Continental Stock Transfer & Trust Company as collateral. The Group recorded the fair value of the shares issued in an aggregate of $4,080 in additional paid-in capital, with a corresponding amount included in subscription receivable.
Beijing Zhongpeng Law Firm [Member]
Equity (Details) [Line Items]
Debts repayments with ordinary shares, description	the Court issued an agreed order for the settlement of the claim and approved the issuance of 1,580,929 common shares of the Company in exchange for the settlement. The shares issued on November 4, 2020 at the closing price of the Company stock of $0.995 per share. The Company recognized loss of $356 in loss on debt settlement during fiscal year 2020. Significantly affected by the pandemic during 2020 when business activities dropped over 70% from the prior year, operational cash flow was severely challenged and we could not payback these back-due fees in cash.
Consulting legal fees and costs																		$ 1,200,000
Share Purchase Agreement [Member]
Equity (Details) [Line Items]
Investment agreement, description								the Group entered into a Share Purchase Agreement (“Purchase Agreement”) with Shanghai KADI Machinery Technology Co., Ltd. (“KADI SH”), KADI Technologies Limited (“KADI HK”) (collectively, “KADI”) and Lin Hu and Shou Huajun, the sole shareholders of KADI SH and KADI HK (the “KADI’s Selling Shareholders”), for the purchase of 60% of the issued and outstanding ordinary shares of KADI SH (“KADI SH Shares”) and 60% of the issued and outstanding ordinary shares of KADI HK (“KADI HK Shares”, together with the KADI SH Shares, the “KADI Shares”). The transaction with KADI consists of total cash consideration of $4,600 in installments and share consideration equivalent to $9,750 in installments upon achievement of earn-outs by KADI SH from 2018 to 2021. As of December 31, 2018, $600 was prepaid to KADI SH. The transaction did not close as of December 31, 2019 due to KADI not able to present audited financial statements as required by the earn-out provisions of the agreement and that KADI has not performed the ownership change registration at the local jurisdiction. Although KADI was not able to present audited financial statements as required by the earn-out provisions of the agreement and has not performed the ownership change registration, 1,632,555 of Borqs’ ordinary shares were issued to KADI on January 9, 2019, for which the Group recorded the fair value of these shares in an aggregate of $5,217 in additional paid-in capital, with a corresponding amount included in subscription receivable. As a result, future capital commitments for KADI has been voided due to KADI’s breach of provisions of the agreements. As of the filing of this annual report, the Group has cancelled all the ordinary shares of 589,005 shares, which were issued into escrow account with KADI. Also, the Group is in negotiation with KADI for a reduced ownership of KADI or a recission of the acquisition.
KADI Agreement [Member] | Subsequent Event [Member]
Equity (Details) [Line Items]
Investment agreement, description													i) a payment of $600 in cash previously paid to KADI, ii) the return of 1,043,550 ordinary shares of Borqs previously issued to the owners of KADI, and iii) payment in cash for loss of profit from KADI’s projected business in the amount of $5.3 million. As of the filing of this annual report, the arbitration is in its initial stages and there is no assurance that the outcome of the proceedings will be in favor of Borqs.
Equity Financing Agreement [Member]
Equity (Details) [Line Items]
Equity financing agreement, description							the Group entered into an equity financing agreement with Chongqing Youtong owned by the Chongqing Government in the PRC. According to the agreement, Chongqing Youtong purchased 9.9 % equity interest of the Company equivalent to 3,734,283 ordinary shares with a total purchase consideration of $13,865 on May 16, 2019, for which 75% of the total purchase consideration amounting to $10,399 in cash was received. The remaining 25% of the total purchase consideration amounting to $3,466 will be contributed in the form of real property and equipment (the “Property Investment”) by Chongqing Youtong within six months from May 16, 2019 the date that the cash investment portion was completed. However, as of the filing of this annual report, the Property Investment has not yet been completed; and the Company is in the process of negotiating the acceptable value of the real property and equipment from Chongqing Youtong. The shares are unregistered and are subject to lock up provisions for one year.